SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

Pre-Effective Amendment No.  [    ]

Post-Effective Amendment No. 14  [ X]

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940 [ X ]

Amendment No. 15   [ X ]

(Check appropriate box or boxes.)

Bertolet Capital Trust

(Exact Name of Registrant as Specified in Charter)

745 Fifth Ave, Suite 2400

New York, NY 10151

(Address of Principal Executive Offices)

(212) 605-7100

Registrant’s Telephone Number, including Area Code

John E. Deysher

745 Fifth Ave., Suite 2400,

New York, NY 10151

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

[ X ] immediately upon filing pursuant to paragraph (b)

[    ] on May 1, 2014 pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[    ] on May 1, 2009 pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act , the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485 under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on May 9, 2014.

BERTOLET CAPITAL TRUST

By: /s/  John E. Deysher

            President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

NAME                                       TITLE                                       DATE

/s/ Edward P. Breau                  Trustee                                   May 9, 2014

/s/ Richard M. Connelly            Trustee                                  May 9, 2014

/s/ James W. Denney                 Trustee                                  May 9, 2014

/s/ John E. Deysher                    President, Secretary              May 9, 2014

                                                   Trustee

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase